Employee Incentive Schemes (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Assumptions for Option Grants Issued

In accordance with ASC 718, the fair value of the option grants was estimated on the date of each grant using the Trinomial Lattice model. The assumptions for these grants were:

	Grant Date
	Dec-13	Dec-13	Aug-13	Mar-13	Nov-12	Nov-12	Sep-12	Mar-12	Nov-11	Nov-11	Sep-11	Mar-11	Feb-11
Exercise Price (A$)	Nil	0.49	0.71	0.79	Nil	1.09	0.73	0.75	Nil	0.89	1.00	1.37	1.38
Share Price at Grant Date (A$)	0.49	0.49	0.71	0.79	1.09	1.09	0.73	0.75	0.89	0.89	1.00	1.37	1.38
Volatility	63%	63%	64%	65%	66%	66%	67%	67%	68%	68%	69%	70%	71%
Expected Life (years)	7	7	7	7	7	7	7	7	7	7	7	7	7
Risk Free Interest Rate	3.82%	3.82%	3.54%	3.37%	2.82%	2.82%	3.00%	3.78%	3.72%	3.72%	3.89%	5.36%	5.45%
Fair Value of Option (A$)	0.49	0.28	0.41	0.45	1.09	0.63	0.42	0.44	0.89	0.52	0.59	0.83	0.83

Stock Option Activity

Stock option activity during the current period is as follows:

	Number of shares	Weighted average exercise price A$
Balance at December 31, 2012	11,718,464	1.01
Granted	654,000	0.33
Exercised	(1,497,025)	0.30
Lapsed	(269,340)	1.13

Balance at December 31, 2013	10,606,099	1.07

Stock Options Outstanding

The following table represents information relating to stock options outstanding under the plans as of December 31, 2013:

	Options Outstanding		Options Exercisable Shares
Exercise Price A$	Shares	Weighted average remaining life in years
$0.35	400,603	2	400,603
$1.18	605,000	3	605,000
$1.20	565,000	4	565,000
$0.89	799,000	4	799,000
$0.70	178,000	5	178,000
$0.50	48,000	5	48,000
$0.00	50,001	5	50,001
$0.94	1,074,334	5	1,074,334
$0.00	388,334	5	334,998
$1.72	1,465,000	6	1,465,000
$1.60	50,000	3	50,000
$1.58	320,996	4	320,996
$0.00	91,667	4	91,667
$1.37	303,000	4	303,000
$1.38	2,300,000	4	1,900,000
$1.00	72,666	5	50,666
$0.89	464,998	5	311,642
$0.00	100,000	5	66,664
$0.75	132,000	5	87,996
$0.73	86,000	6	28,667
$1.09	332,500	6	110,818
$0.00	162,500	6	54,165
$0.79	24,000	6	8,000
$0.71	30,000	7	0
$0.49	362,500	7	0
$0.00	200,000	7	0

	10,606,099		8,904,217

Employee Stock Options Exercised and the Number of Shares Issued

The table below sets forth the number of employee stock options exercised and the number of shares issued in the period from December 31, 2011. We issued these shares in reliance upon exemptions from registration under Regulation S under the Securities Act of 1933, as amended.

Period Ending	Number of Options Exercised and Corresponding Number of Shares Issued	Weighted Average Exercise Price A$	Proceeds Received A$
2011	181,999	0.46	79,504
2012	115,240	0.25	24,086
2013	1,497,025	0.30	360,598

Unrecognized Compensation Expense Related to Unvested Share Based Compensation Arrangements Expected to be Recognized

As of December 31, 2013, there was A$574,806 of unrecognized compensation expense related to unvested share-based compensation arrangements under the Employee Option Plan. This expense is expected to be recognized as follows:

Fiscal Year	A$
2014	448,466
2015	103,272
2016	23,068

574,806

Restricted Shares Issued

The table below sets forth the restricted shares issued by the Company since 2011:

	Number of Restricted Shares Issued	Market Value of Restricted Shares Issued (A$)
November, 2011	86,471	76,959
November, 2012	77,945	84,960
May, 2013	917	1,000
December, 2013	142,800	69,972

Restricted Stock Awards Activity

Restricted stock awards activity during the current period is as follows:

	Number of shares	Weighted average issue price A$
Balance at December 31, 2012	196,089	1.10
Granted	143,717	0.49
Release of restricted shares	(79,005)	1.26

Balance at December 31, 2013	260,801	0.72